Activity in Options Available to be Granted Under Employee Stock Option Scheme (Detail)	1 Months Ended		12 Months Ended
	Jan. 18, 2012	Jul. 06, 2011	Mar. 31, 2013 Employees Stock Option Scheme		Mar. 31, 2012 Employees Stock Option Scheme		Mar. 31, 2011 Employees Stock Option Scheme
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options available to be granted, beginning of period			57,116,000	[1]	91,642,000	[1]	22,812,500	[1]
Equity shares allocated for grant under the plan			0		0		100,000,000
Options granted	(35,359,500)	(243,750)	0		(35,603,250)		(32,967,500)
Forfeited/lapsed			964,400	[1]	1,077,250	[1]	1,797,000	[1]
Options available to be granted, end of period			58,080,400		57,116,000	[1]	91,642,000	[1]

[1]	Does not include options exchanged on acquisition of CBoP since these options on forfeiture/lapse are not available for re-issue.